Submission	Mar. 02, 2026
Submission [Line Items]
Central Index Key	0001513363
Registrant Name	FIDUS INVESTMENT Corp
Registration File Number	333-293856
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A